Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021	Jan. 01, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:		Net Income (millions) ($)	Net Product Revenues (millions) ($)(5)
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Stockholder Return ($)(3)	Peer Group Total Stockholder Return ($)(4)
2023	16,423,307	31,702,754	5,505,198	7,804,316	141	121	207.8	1,628.9
2022	16,877,545	16,020,538	5,149,608	5,038,751	94	116	182.3	1,401.2
2021	7,530,431	15,297,662	3,510,384	5,612,040	107	129	231.1	1,077.3
2020	2,349,812	18,565,411	1,237,199	5,878,678	118	129	111.8	741.6

Company Selected Measure Name	Net Product Revenues
Named Executive Officers, Footnote	Dr. Morrissey was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each year presented are as follows: (i) for 2023, Mr. Senner, Dr. Aftab, Dr. Peterson, Dr. Goodman and Mr. Hessekiel; (ii) for 2022, Mr. Senner, Dr.
Goodman, Mr. Haley and Mr. Hessekiel; (iii) for 2021, Mr. Senner, Mr. Haley, Mr. Hessekiel, Dr. Peter Lamb and Dr. Gisela M.
	Schwab; and (iv) for 2020, Dr. Schwab, Mr. Senner, Mr. Hessekiel and Mr. Haley.
Peer Group Issuers, Footnote	Represents the cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq
Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our annual reports for each of the years in the table.

PEO Total Compensation Amount	$ 16,423,307	$ 16,877,545	$ 7,530,431	$ 2,349,812
PEO Actually Paid Compensation Amount	$ 31,702,754	16,020,538	15,297,662	18,565,411
Adjustment To PEO Compensation, Footnote	Compensation actually paid, as calculated under the SEC’s rules, requires making certain adjustments to the “Total” column of the Summary Compensation Table to reflect the exclusion and inclusion of certain amounts for the PEO and the Non-PEO
NEOs; the tables set forth below reflect those adjustments. Equity values in the tables below are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Options Awards” column of the tables below are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table. The differences between the amounts in the “Total” column of the Summary Compensation Table and the “compensation actually paid” are primarily attributable to the appreciation in the price of our common stock and the annual vesting of RSU and earned PSU awards, as well as the value recognized upon or following achievement of performance targets for the PSU awards during the year. In addition, with respect to PSU awards granted to the applicable NEOs during fiscal 2020, the grant date fair values of such awards, as computed in accordance with ASC 718, excluding the estimate of estimated forfeitures, are based upon the then-probable outcome of the performance conditions, which was $0 for each NEO. For more information regarding the 2020 PSU awards, please see “Compensation Discussion and Analysis—2023 Compensation
Decisions—2020 Long-Term Incentive Awards Achievements” above.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Options Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	16,423,307	(14,259,313)	29,538,760	31,702,754

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	5,505,198	(4,571,569)	6,870,687	7,804,316

Non-PEO NEO Average Total Compensation Amount	$ 5,505,198	5,149,608	3,510,384	1,237,199
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,804,316	5,038,751	5,612,040	5,878,678
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid, as calculated under the SEC’s rules, requires making certain adjustments to the “Total” column of the Summary Compensation Table to reflect the exclusion and inclusion of certain amounts for the PEO and the Non-PEO
NEOs; the tables set forth below reflect those adjustments. Equity values in the tables below are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Options Awards” column of the tables below are the totals from the “Stock Awards” and “Option Awards” columns set forth in the Summary Compensation Table. The differences between the amounts in the “Total” column of the Summary Compensation Table and the “compensation actually paid” are primarily attributable to the appreciation in the price of our common stock and the annual vesting of RSU and earned PSU awards, as well as the value recognized upon or following achievement of performance targets for the PSU awards during the year. In addition, with respect to PSU awards granted to the applicable NEOs during fiscal 2020, the grant date fair values of such awards, as computed in accordance with ASC 718, excluding the estimate of estimated forfeitures, are based upon the then-probable outcome of the performance conditions, which was $0 for each NEO. For more information regarding the 2020 PSU awards, please see “Compensation Discussion and Analysis—2023 Compensation
Decisions—2020 Long-Term Incentive Awards Achievements” above.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Options Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	16,423,307	(14,259,313)	29,538,760	31,702,754

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Options Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	5,505,198	(4,571,569)	6,870,687	7,804,316

Equity Valuation Assumption Difference, Footnote	The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for PEO ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for PEO ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for PEO ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2023	18,468,346	8,239,747	—	2,830,667	—	29,538,760

Year	Average Year End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years for Non- PEO NEOs ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year for Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	5,152,448	1,717,856	—	525,908	(525,525)	6,870,687

Compensation Actually Paid vs. Total Shareholder Return	Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship of the
“compensation actually paid” figures that are included in the pay versus performance tabular disclosure above, to (1)
our cumulative TSR and that of the Nasdaq Biotechnology index, (2) our net income, and (3) our Net Product Revenues, which is our company-selected measure. In addition, the first graph below further illustrates the relationship between our TSR and that of the Nasdaq Biotechnology Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs was calculated in accordance with SEC rules and does not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years. The graph assumes that $100 was invested on January 3, 2020 in each of our common stock and the Nasdaq Biotechnology Total
Return Index and assumes reinvestment of any dividends.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Relative TSR
Net Product Revenues

Total Shareholder Return Amount	$ 141	94	107	118
Peer Group Total Shareholder Return Amount	121	116	129	129
Net Income (Loss)	$ 207,800,000	$ 182,300,000	$ 231,100,000	$ 111,800,000
Company Selected Measure Amount	1,628,900,000	1,401,200,000	1,077,300,000	741,600,000
PEO Name	Dr. Morrissey
Additional 402(v) Disclosure	Represents the company’s cumulative TSR. Cumulative TSR is calculated by dividing (i) the sum of (a) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (b) the difference between our share price at the end and the beginning of the measurement period, by (ii) our share price at the beginning of the measurement period.
The beginning of the measurement period for each year in the table is January 3, 2020. Cumulative TSR is calculated assuming an investment of $100 in our common stock on January 3, 2020.
SEC rules require us to designate a “Company-Selected Measure” that in our assessment represents the most important financial performance measure used by us to link the compensation actually paid to our PEO and non-PEO NEOs, for the most
	recently completed fiscal year, to our performance. We have selected Net Product Revenues as this measure.
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Net Product Revenues
PEO | Equity Awards Excluded [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,259,313)
PEO | Equity Awards Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,538,760
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	18,468,346
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	8,239,747
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,830,667
PEO | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Excluded [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,571,569)
Non-PEO NEO | Equity Awards Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,870,687
Adjustment To Compensation Amount, Equity Awards	6,870,687
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	5,152,448
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,717,856
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	525,908
Non-PEO NEO | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ (525,525)